Empower Moderately Conservative Profile Fund Investment Objectives and Goals - Empower Moderately Conservative Profile Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Empower Moderately Conservative Profile Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation primarily through investments in Underlying Funds (defined below) that emphasize fixed income investments and, to a lesser degree, in Underlying Funds that emphasize equity investments.